Fair Value Measurements And Derivative Instruments (Schedule Of Realized (Gains) Losses On Derivatives Recognized In Statement Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Not Designated as Hedging Instrument [Member] | Derivatives Designated As Fair Value Hedges [Member] | Foreign Currency Derivatives [Member] | Cost Of Good Sold Other Expense Income [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	$ (1,782)	$ 63	$ 346
Designated as Hedging Instrument [Member] | Derivatives Designated As Cash Flow Hedges [Member] | Foreign Currency Derivatives [Member] | Cost Of Good Sold Other Expense Income Revenue [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	94	(1,221)	(5,226)	368
Designated as Hedging Instrument [Member] | Derivatives Designated As Cash Flow Hedges [Member] | Commodity Forward Derivatives [Member] | Cost Of Goods Sold / Revenue [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	(323)	(2,470)	(9,430)	(7,287)
Designated as Hedging Instrument [Member] | Derivatives Designated As Fair Value Hedges [Member] | Foreign Currency Derivatives [Member] | Cost Of Good Sold Other Expense Income [Member]
Derivatives, Fair Value [Line Items]
Amount of (Gain)/Loss Recognized	$ 0	$ 209	$ 209	$ (1,491)